Deferred Income Tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Income Tax
24	DEFERRED INCOME TAX
Deferred income tax is classified by its estimated reversal term as follows:

	At December 31,
	2018	2019
Deferred income tax asset:
Reversal expected in the following twelve months	48,889	37,927
Reversal expected after twelve months	376,547	202,992

Total deferred tax asset	425,436	240,919

Deferred income tax liability:
Reversal expected in the following twelve months	(9,067)	(19,791)
Reversal expected after twelve months	(66,280)	(92,943)

Total deferred tax liability	(75,347)	(112,734)

Deferred income tax asset, net	350,089	128,185

The gross movement of the deferred income tax item is as follows:

	At December 31,
	2017	2018	2019
Opening balance	353,839	364,225	350,089
Debit (credit) to income statement (Note 29)	42,599	25,118	(206,273)
Adjustment for changes in rates of income tax	1,951	(1,524)	(622)
Sale of a subsidiary	(12,160)	(40,460)	—
IFRIC 23 adoption	—	—	(986)
Debit (credit) to equity	(16,804)	(95)	(3)
Other movements	(5,200)	2,825	(14,020)

Final balance	364,225	350,089	128,185

The movement in deferred tax assets and liabilities in the year, without considering the offsetting of balances, is as follows:

Deferred income tax liabilities	Difference in depreciation rates	Deferred income	Work in process	Tax receivable	Borrowing costs capitalized	Purchase price allocation	Others	Total
At January 1, 2017	61,750	—	8,242	28,867	21,418	27,118	13,164	160,559
(Charge) credit to P&L	104,101	—	(5,712)	3,322	(1,473)	(11,780)	(3,724)	84,734
Sale of subsidiary	—	—	—	—	—	—	(83)	(83)

At December 31, 2017	165,851	—	2,530	32,189	19,945	15,338	9,357	245,210

(Charge) credit to P&L	(74,679)	13,574	2,926	689	(4,229)	(11,699)	7,828	(65,590)
Sale of subsidiary	(16,189)	—	—	—	—	(5,201)	(3,377)	(24,767)

At December 31, 2018	74,983	13,574	5,456	32,878	15,716	(1,562)	13,808	154,853

(Charge) credit to P&L	9,937	10,571	33,403	3,312	(780)	11,385	18,821	86,649

At December 31, 2019	84,920	24,145	38,859	36,190	14,936	9,823	32,629	241,502

Deferred income tax assets	Provisions	Accelerated tax depreciation	Tax losses	Work in process	Accrual for unpaid vacations	Investments in subsidiaries	Impairment	Tax Goodwill	Others	Total
At January 1, 2017	105,679	16,381	153,083	17,614	12,972	608	172,052	20,525	15,484	514,398
Charge (credit) to P&L	(12,614)	79,637	(8,555)	21,873	2,166	118	28,593	(112)	18,358	129,464
Charge (credit) to equity	(8,882)	—	—	—	—	—	(7,493)	—	(347)	(16,722)
Reclassification	(30,901)	—	—	—	—	(726)	31,627	—	—	—
Sale of subsidiary	(683)	(9,367)	(438)	—	(1,697)	—	—	—	(236)	(12,421)
Others	(160)	—	(1)	—	(1)	—	1	—	(5,123)	(5,284)

At December 31, 2017	52,439	86,651	144,089	39,487	13,440	—	224,780	20,413	28,136	609,435

Charge (credit) to P&L	702	(83,561)	25,733	(5,482)	1,784	—	35,289	(2,365)	(14,096)	(41,996)
Charge (credit) to equity	—	—	—	—	—	—	—	—	(95)	(95)
Sale of subsidiary	(14,775)	(2,169)	(33,512)	—	(6,215)	—	(6,462)	—	(944)	(64,077)
Others	—	—	—	—	—	—	—	—	1,675	1,675

At December 31, 2018	38,366	921	136,310	34,005	9,009	—	253,607	18,048	14,676	504,942

Charge (credit) to P&L	804	7,512	14,343	11,715	1,842	—	(205,265)	(4,526)	53,329	(120,246)
Charge (credit) to equity	—	—	—	—	—	—	—	—	(3)	(3)
IFRIC 23 adoption	—	—	(986)	—	—	—	—	—	—	(986)
Others	—	—	—	—	—	—	—	—	(14,020)	(14,020)

At December 31, 2019	39,170	8,433	149,667	45,720	10,851	—	48,342	13,522	53,982	369,687

As of December 31, 2019, the total tax loss amounts to S/517.3 million and is composed as follows:

	Tax	Tax loss aplication	Application			Statute of
	loss	method	2020	2021	Forward	limitations
GyM S.A.	328,946	B	23,985	13,270	291,691
Vial y Vives-DSD S.A.	115,027	N/A	71,010	6,018	37,999
Viva GyM S.A.	21,530	A	16,917	4,613	—	2022
Graña y Montero S.A.A.	17,875	A	—	—	17,875	2022
TGNCA S.A.C.	15,989	B	—	—	15,989
Morelco S.A.S.	5,650	N/A	5,650	—	—
GMP S.A.	4,869	A	4,869	—	—	2021
GyM Chile S.p.A.	4,052	N/A	—	—	4,052
Survial S.A.	2,053	A	1,437	616	—	2023
Incolur DSD	1,278	N/A	—	—	1,278
Others	47		47	—	—

	517,316		123,915	24,517	368,884

According to Peruvian legislation, there are two ways to compensate for tax losses:

1.	System A, it allows offseting offset the tax loss in future years up to the following four (4) years from the date the loss is incurred.

2.	System B. The tax loss may be offset in future years up to 50% of the net rent of each year. This option does not consider a statute of limitations.
The taxable goodwill relates to the tax credit generated in the reorganization of the Chilean subsidiaries in 2014, in accordance with such legislation. In 2016, the arbitration related to the Collahuasi project was closed, and an additional payment to the sellers of the Chilean subsidiary was determined, which originated the increase of this temporary item.
Deferred income corresponds to income that, according to Colombian tax regulations, is not recognized as such for tax purposes until certain requirements are met.